Credit Risk - Summary of Balances with Other Banco Santander Companies (Detail) - Santander UK Group Holdings plc [member] - GBP (£) £ in Billions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	£ 4.0	£ 4.5
Financial liabilities	13.6	15.4
Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.6	2.5
Financial liabilities	2.2	3.7
UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.4	2.0
Financial liabilities	11.2	11.5
Uruguay [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.2	0.2
Banks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.6	2.5
Financial liabilities	2.3	3.8
Banks [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1.6	2.5
Financial liabilities	2.1	3.6
Banks [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0
Financial liabilities	0.0
Banks [member] | Uruguay [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.2	0.2
Other Financial Institutions [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.4	2.0
Financial liabilities	11.3	11.6
Other Financial Institutions [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0
Financial liabilities	0.1	0.1
Other Financial Institutions [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2.4	2.0
Financial liabilities	11.2	£ 11.5
Other Financial Institutions [member] | Uruguay [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0.0
Corporate counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0
Financial liabilities	0.0
Corporate counterparty [member] | Spain (excl. Banco Santander) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0
Financial liabilities	0.0
Corporate counterparty [member] | UK [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	0.0
Financial liabilities	0.0
Corporate counterparty [member] | Uruguay [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	£ 0.0